Debt, Cash and Cash Equivalents - Summary of Interest Rate of Debt Net of Cash and Cash Equivalents at Value on Redemption (Detail) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Debt		€ 15,544	€ 18,479	€ 16,398
Cash and cash equivalents	[1]	(10,315)	(10,273)	(9,148)	€ (7,341)
Debt net of cash and cash equivalents		5,229	8,206	7,254
Value on Redemption After Derivative Instruments [Member]
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Debt		15,577	18,519	16,410
Cash and cash equivalents			(10,273)	(9,144)
Debt net of cash and cash equivalents		5,262	8,246	7,266
Fixed-rate Debt [Member] | Value on Redemption After Derivative Instruments [Member]
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Debt		€ 9,746	13,651	10,435
Debt percent		63.00%
Floating-rate Debt [Member] | Value on Redemption After Derivative Instruments [Member]
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Debt		€ 5,831	€ 4,868	€ 5,975
Cash and cash equivalents		€ (10,315)
Debt percent		37.00%
Value on Redemption After Derivative Instruments [Member]
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Debt percent			100.00%	100.00%
Value on Redemption After Derivative Instruments [Member] | Fixed-rate Debt [Member]
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Debt percent			74.00%	64.00%
Value on Redemption After Derivative Instruments [Member] | Floating-rate Debt [Member]
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Debt percent			26.00%	36.00%

[1]	For 2015 and 2016, cash flows of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations). For 2017, all of the cash flows generated from the exchange of the Animal Health business for the Consumer Healthcare business of Boehringer Ingelheim (BI) are described in note (i) below.